Segment Information (Schedule Of Revenues From External Customers By Product Groups) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	850,953	713,943	651,518
Water & Environment
Segment Reporting Information [Line Items]
Revenues	282,078	263,286	253,207
Other
Segment Reporting Information [Line Items]
Revenues	34,597	30,790	28,960
Farm Equipment And Engines | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	744,319	619,989	580,671
Construction Machinery | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	106,634	93,954	70,847
Pipe-Related Products | Water & Environment
Segment Reporting Information [Line Items]
Revenues	151,058	142,466	140,387
Environment-Related Products | Water & Environment
Segment Reporting Information [Line Items]
Revenues	64,827	56,045	52,381
Social Infrastructure | Water & Environment
Segment Reporting Information [Line Items]
Revenues	¥ 66,193	¥ 64,775	¥ 60,439